Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 02, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2012